N-4	Aug. 14, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key	0002038891
Entity Investment Company Type	N-4
Document Period End Date	Aug. 14, 2026
Amendment Flag	false
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]
(1) Dual Direction Downside Advantage Segment Option

We are adding a new Segment Option – Dual Direction Downside Advantage.

For Dual Direction Downside Advantage Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate is greater than the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is between the Performance Cap Rate and zero (or equal to either)*	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is negative by a percentage equal to or less than the Segment Buffer	equal to two times the absolute value of the Index Performance Rate minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee
*	If the Index Performance Rate is zero, the Segment Rate of Return is zero minus the Contract Fee.

Please note:

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Downside Advantage Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Downside Advantage Segment with a
-15%
Segment Buffer, if the Index Performance Rate is
-15.00%
on the Segment Maturity Date the Segment Rate of Return is 30.00% minus the applicable Contract Fee whereas, if the Index Performance Rate is
-15.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%
minus the applicable Contract Fee.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Downside Advantage Segments, in certain situations the Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Downside Advantage Segment with a Performance Cap Rate of 10% and a
-15%
Segment Buffer, if the Index Performance Rate is
-14%
on the Segment Maturity Date the Segment Rate of Return is 28% minus the applicable Contract Fee whereas, if the Index Performance Rate multiplied by the Participation Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10% minus the applicable Contract Fee.

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Direction Downside Advantage Segment Types.

Dual Direction Downside Advantage Segment example
: For the S&P 500 Price Return Index Dual Direction Downside Advantage/1
year/-10%
Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Direction Downside Advantage/1 year/-10% with a 10% Performance Cap Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as

SCS Premier/New Biz-In Force	Catalog No. 800320
#128340
8.5% after deducting a Contract Fee (8.5% = 10% Performance Cap Rate – 1.5% Contract Fee). If the Index performs negatively but not more negatively than the Segment Buffer during this period, at maturity your Segment Rate of Return will be equal to two times the absolute value of the Index’s negative performance minus the Contract Fee. This means that if the Index performs negatively down to and including -10%, your Segment Rate of Return will be from -1.5%
(-1.5%
= 0% – 1.5%) to 18.5% (18.5% = 20% – 1.5%). If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer minus the Contract Fee. If the Index is flat (0% return), your Segment Rate of Return will be
-1.5%
(-1.5%
= 0% – 1.5%).
Please note:
The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, the absolute value of
-3
is 3. Therefore, for purposes of the Segment Rate of Return calculation, the absolute value of the Index Performance Rate is simply the Index Performance Rate without regard to its mathematical sign (e.g., the absolute value of a
-3%
Index Performance Rate is 3%). Please note: The Participation Rate applies to positive Index Performance Rates. If the Index Performance Rate is negative, we will not apply a Participation Rate even though we calculate the Segment Rate of Return using the absolute value of a negative Index Performance Rate. If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee.

Dual Direction Downside Advantage Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Dual Direction Downside Advantage Segments is equal to two times the absolute value of the Index Performance Rate for certain negative returns. Note: Dual Direction Downside Advantage Segments will generally have higher
positive Segment Rates of Return than Dual Direction Segments with the same Index, Segment Duration, and Segment Buffer when the Index Performance Rate is negative (up to the Segment Buffer). Dual Direction Downside Advantage Segments will generally have lower Performance Cap Rates and therefore lower
positive Segment Rates of Return than Dual Direction Segments with the same Index, Segment Duration, and Segment Buffer when the Index Performance Rate is positive.

Dual Direction Downside Advantage Segments may have Participation Rates in excess of 100% for positive Index Performance Rates that vary from Segment to Segment and which will be provided alongside the Performance Cap Rates for those Segments at least one week before the Segment Start Date and are incorporated into the Prospectus by reference from www.equitable.com/scspremier.

Risk Factors unique to Dual Direction Downside Advantage Segments

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Downside Advantage Segments:

—
When the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Downside Advantage Segment with a
-15%
Segment Buffer, if the Index Performance Rate is
-15.00%
on the Segment Maturity Date the Segment Rate of Return is 30.00% (less the Contract Fee), two times the absolute value of the negative performance, whereas, if the Index Performance Rate is
-15.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%
(less the Contract Fee).

—
The Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Downside Advantage Segment with a Performance Cap Rate of 10% and a
-15%
Segment Buffer, which credits two times the absolute value to the Segment Buffer, if the Index Performance Rate is
-14%
on the Segment Maturity Date the Segment Rate of Return is 28% (less the Contract Fee) whereas, if the Index Performance Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10% (less the Contract Fee).

The following examples illustrate how we calculate and credit interest for Dual Direction Downside Advantage Segments assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

For purposes of this example, the following assumptions have been made:

•	1-Year Segments • Select contract (Contract Fee =1.5%) • Performance Cap Rate = 10%

•	Segment Buffer = -10% • Participation Rate = 100% unless otherwise noted

No optional death benefit charge is reflected in the examples. The returns would be lower if reflected.

Dual Direction Downside Advantage Examples

Upside potential
equals 100% of the Index Performance Rate up to the 10% Performance Cap Rate less the Contract Fee.

•	Example 1: If the Index Performance Rate multiplied by the Participation Rate is 15%, which is greater than the Performance Cap Rate, the Segment Rate of Return would be 8.5% (8.5% = 10% Performance Cap Rate – 1.5% Contract Fee).

•	Example 2: If the Index Performance Rate multiplied by the Participation Rate is 7%, which is less than the Performance Cap Rate, the Segment Rate of Return would be 5.5% (5.5% = 7% Index Performance Rate – 1.5% Contract Fee).

Growth Potential with negative returns
within or equal to the Segment Buffer equals two times the absolute value of the Index Performance Rate less the Contract Fee.

•	Example 3: If the Index Performance Rate is -7%, which is within the Segment Buffer, the Segment Rate of Return would be 12.5% (12.5% = 14% – 1.5% Contract Fee).

Partial downside protection
is provided through the Segment Buffer where Index losses more negative than the Segment Buffer reduce your value by the excess and the Contract Fee.

•	Example 4: If the Index Performance Rate is -14%, which is more negative than the Segment Buffer, the Segment Rate of Return would be -5.5% (-5.5% = -4% – 1.5% Contract Fee).

(2) Optimal Mix Segment Option

We are adding a new Segment Option – Optimal Mix.

For Optimal Mix Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the cumulative Contract Fee

If the Index Performance Rate:	Your Segment Rate of Return will be:
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee

Optimal Mix Segments, like other Segments, use the Index Performance Rate to determine your Segment Maturity Value. With other Segment Options, your Index Performance Rate is based on one Index. Optimal Mix Segments, however, use a cumulative weighted average of multiple component Indices in calculating the Index Performance Rate. Currently, we offer Optimal Mix U.S. Segments (which use a cumulative weighted average of three component Indices) and Optimal Mix Global Segments (which use a cumulative weighted average of four component Indices).

Optimal Mix U.S. Segments

•	Component Indices – S&P 500 Price Return Index, Russell 2000 ® Price Return Index, and NASDAQ-100 Price Return Index.

•	Cumulative Weighting of Component Indices – 50% weighting to the best performing Index during the Segment Duration plus
30% weighting to the second best performing Index during the Segment Duration plus
20% weighting to the third best performing Index during the Segment Duration.

Optimal Mix Global Segments

•	Component Indices – S&P 500 Price Return Index, Russell 2000 ® Price Return Index, NASDAQ-100 Price Return Index, and MSCI EAFE Price Return Index.

•	Cumulative Weighting of Component Indices – 40% weighting to the best performing Index during the Segment Duration plus
30% weighting to the second best performing Index during the Segment Duration plus
20% weighting to the third best performing Index
plus
10% weighting to the fourth best performing Index during the Segment Duration.

To illustrate how the Index Performance Rate is calculated for Optimal Mix Segments, assume that the following returns for the Segment Duration:

Example 1	Example 2
• S&P 500 Price Return Index return is 20% • Russell 2000 ® Price Return Index return is 10% • NASDAQ-100 Price Return Index return is 8% • MSCI EAFE Price Return Index return is 2%	• S&P 500 Price Return Index return is -20% • Russell 2000 ® Price Return Index return is -10% • NASDAQ-100 Price Return Index return is -10% • MSCI EAFE Price Return Index return is 0%

Example 1
:

Optimal Mix U.S. Index Performance Rate would be 14.6% = (20%*50% + 10%*30% + 8%*20%).
Optimal Mix Global Index Performance Rate would be 12.8% = (20%*40% + 10%*30% + 8%*20% + 2%*10%).

Example 2
:

Optimal Mix U.S. Index Performance Rate would be
-12%
=
(-10%*50%
+
-10%*30%
+
-20%*20%).
Optimal Global Mix Index Performance Rate would be
-7%
= (0%*40% +
-10%*30%
+
-10%*20%
+
-20%*10%).

Please see Appendix “Investment Options available under the contract” for a list of the current Optimal Mix Segment Types.

Optimal Mix Segment example
: For the Optimal Mix U.S./6
year/-10%
Segment Type, a Segment could be established as Optimal Mix U.S./6 year/-10%
with a 60% Performance Cap Rate and a 100% Participation Rate for a Select contract. This means that you will participate in the cumulative weighted performance of the three component Optimal Mix U.S. Indices for six years starting from the Segment Start Date. The following examples assume no withdrawals. If the cumulative weighted average of the three component Optimal Mix U.S. Indices is positive during this period, your Segment Rate of Return could be as much as 51% after deducting a Contract Fee that is applied cumulatively for a 6 year Segment (the cumulative Contract Fee over 6 years is 7.5% for Series B and 9.0% for Select) for that Segment Duration (51% = 60% Performance Cap Rate – 9% cumulative Contract Fee). If the cumulative weighted average of the three component Optimal Mix U.S. Indices is negative during this period, at maturity you will be protected from the first 10% of the negative cumulative weighted average. If the cumulative weighted average of the three component Optimal Mix U.S. Indices performance is between
-10%
and 0%, your Segment Rate of Return will be equal to
-9%
(-9%
= 0% – 9%). If the cumulative weighted average of the three component Optimal Mix U.S. Indices is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee.

Optimal Mix Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because Optimal Mix Segments use a weighted average to calculate the Index Performance Rate.

Risk Factors unique to Optimal Mix Segments

•	Because of the way the Index Performance Rate is calculated for Optimal Mix Segments, an Optimal Mix Segment’s Index Performance Rate will always be worse than if the Index Performance Rate was calculated using only the best performing component Index.

The following examples illustrate how we calculate and credit interest for Optimal Mix Segments assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

For purposes of this example, the following assumptions have been made:

•	1-Year Segments • Select contract (Contract Fee =1.5%) • Performance Cap Rate = 10%

•	Segment Buffer = -10% • Participation Rate = 100% unless otherwise noted

No optional death benefit charge is reflected in the examples. The returns would be lower if reflected.

Optimal Mix Examples

Upside potential
equals 100% of the Optimal Mix Index Performance Rate up to the 10% Performance Cap Rate less the Contract Fee.

•	Example 1: If the Optimal Mix Index Performance Rate multiplied by the Participation Rate is 15%, which is greater than the Performance Cap Rate, the Segment Rate of Return would be 8.5% (8.5% = 10% Optimal Mix Performance Cap Rate – 1.5% Contract Fee).

•	Example 2: If the Optimal Mix Index Performance Rate multiplied by the Participation Rate is 7%, which is less than the Performance Cap Rate, the Segment Rate of Return would be 5.5% (5.5% = 7% Optimal Mix Index Performance Rate – 1.5% Contract Fee).

Partial downside protection
is provided through the Segment Buffer where Optimal Mix Index losses within the Segment Buffer are protected less the Contract Fee. Optimal Mix Index losses more negative than the Segment Buffer reduce your value by the excess and the Contract Fee.

•	Example 3: If the Optimal Mix Index Performance Rate is -5%, which is within the Segment Buffer, the Segment Rate of Return would be -1.5% (-1.5% = 0% – 1.5% Contract Fee).

•	Example 4: If the Optimal Mix Index Performance Rate is -14%, which is more negative than the Segment Buffer, the Segment Rate of Return would be -5.5% (-5.5% = -4% – 1.5% Contract Fee).

(3) 3 month Segment Duration

We are adding 3 month Segment Durations for use with certain Segments. Please see Appendix “Investment Options available under the contract” for a list of the current Segment Types with a 3 month Segment Duration.

The minimum Performance Cap Rate for 3 month Segment Types is 0.5%.

We deduct a Contract Fee from each Segment of the SIO based on the total number of days in the Segment Duration. The charge is equal to an annual rate of 1.25% (and a daily rate of 0.003425%) for Series B contracts or an annual rate of 1.50% (and a daily rate of 0.00411%) for Select contracts for each Segment for the Segment Duration and is deducted when calculating the Segment Rate of Return on the Segment Maturity Date. Since the Contract Fee is based on the total number of days in the Segment Duration, the total Contract Fee for a 3 month Segment is approximately 0.312% for Series B contracts and approximately 0.374% for Select contracts (using 91 days). A pro rata portion of the Contract Fee is deducted from the Segment Interim Value if a partial withdrawal (including a systematic withdrawal, required minimum distribution, and deduction to pay the optional death benefit charge) is taken, there is payment of a death claim, or the contract is surrendered, or annuitized, or a transfer out of a Segment is made before the end of the 3-month period.

(4)
-5%
and
-100%
Segment Buffers

We are adding
-5%
and
-100%
Segment Buffers for use with certain Segments. Please see Appendix “Investment Options available under the contract” for a list of the current Segment Types with a
-5%
or
-100%
Segment Buffer.

With the addition of the
-5%
and
-100%
Segment Buffers, please note:

•
On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the
-100%
Segment Buffer and lowest level of protection provided by a Segment Buffer is the
-5%
Segment Buffer.

•
You could lose as much as 60% (for Segments with a
-40%
Segment Buffer) to 95% (for Segments with a
-5%
Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.

•	You will not lose any of your principal and previously credited interest due to negative index performance at Segment maturity, with a -100% Segment Buffer.

(5) Exchange-Traded Products

We are adding Segment Types that will calculate the Segment Rate of Return based on the performance of an exchange-traded product. Throughout the prospectus we refer to securities indices and exchange traded products using the term Index or collectively Indices.

Exchange-Traded Products
. The following exchange-traded product is currently available:

iShares Bitcoin Trust ETF
. The iShares Bitcoin Trust ETF is an exchange-traded product that offers exposure to Bitcoin and seeks to reflect the performance of the price of Bitcoin, less the Trust’s expenses and liabilities. The Trust holds Bitcoin and values its shares based on the value of bitcoin held by the Trust, as determined by reference to a pricing source selected by the sponsor.

The price of the iShares Bitcoin Trust ETF will reflect expenses and fees that will reduce its relative performance.
An investment in a Segment that calculates its Segment Rate of Return based on the iShares Bitcoin Trust ETF is not an investment in bitcoin or any digital asset.
The performance of the iShares Bitcoin Trust ETF is based on its closing value (e.g., share price) and, therefore, the performance used to calculate the Segment Rate of Return for Segments using the iShares Bitcoin Trust ETF is also based on the iShares Bitcoin Trust ETF’s share price. Since the iShares Bitcoin Trust ETF only has non-dividend paying holdings (Bitcoins and Cash), there is no impact on performance from using share price as opposed to total return. If you would like to request additional information about the iShares Bitcoin Trust ETF, contact the customer service group or your financial professional.

The availability of Segment Types using the iShares Bitcoin Trust ETF, as well as investment restrictions involving Segment Types using the iShares Bitcoin Trust ETF, vary depending on which death benefit you have on your contract:

•
Highest Anniversary Value Death Benefit or Greater of Death Benefit
. Segment Types using the iShares Bitcoin Trust ETF are not available if you have the optional Highest Anniversary Value Death Benefit or optional Greater of Death Benefit.

•
Return of Premium Death Benefit or Standard (Account Value) Death Benefit
. Investment into Segment Types using the iShares Bitcoin Trust ETF is generally restricted to 25% of your contribution or account value if you have the Return of Premium Death Benefit or standard (account value) death benefit as follows:

—
Contributions: You cannot allocate more than 25% of your initial contribution or each subsequent contribution to Segment Types using the iShares Bitcoin Trust ETF. If you try to allocate more, the entire contribution transaction will be considered not in good order.

—
Transfers: You cannot transfer into Segment Types using the iShares Bitcoin Trust ETF if, using the contract’s account value (which includes the Segment Interim Value of any active Segments) from the previous day, the transfer would result in more than 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. If the transfer request would exceed the 25% threshold, the entire transfer will be considered not in good order and cancelled.

—
Segment Maturity Value: If your Segment maturity instructions are “allocations on file”, then you are limited to investing only the portion of your Segment Maturity Value in Segment Types using the iShares Bitcoin Trust ETF that would not cause your account value (which includes the Segment Interim Value of any active Segments) as of the close on the Segment Maturity Date, to exceed 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. Any excess Segment Maturity Value that would have otherwise been invested in Segment Types using the iShares Bitcoin Trust ETF will be transferred to the GIO. If directed to multiple Segment Types using the iShares Bitcoin Trust ETF, the allowable amount will be invested pro-rata
among the Segment Types using the iShares Bitcoin Trust ETF based on their “allocations on file” with any excess amounts transferred to the GIO. If your Segment maturity instructions are “rollover into the same Segment Type”, then your entire Segment Maturity Value can rollover into the new Segment although we reserve the right to restrict it in the future.

You cannot start a Dollar Cap Averaging program if you have any account value allocated to or invested in Segment Types using the iShares Bitcoin Trust ETF. If you transfer account value to a Segment Type using the iShares Bitcoin Trust ETF after a Dollar Cap Averaging Program has started, the Dollar Cap Averaging Program will not make future transfers to that Segment. If you select a Dollar Cap Averaging Program, you cannot invest in Segment Types using the iShares Bitcoin Trust ETF until the Dollar Cap Averaging Program ends.

Risk Factors unique to iShares Bitcoin Trust ETF

•
The trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the shares of the iShares Bitcoin Trust ETF, and the shares could lose all or substantially all of their value.

•	The iShares Bitcoin Trust ETF is not an investment company registered under the Investment Company Act of 1940, and therefore is not subject to the same regulatory requirements as mutual funds or ETFs registered under the Investment Company Act of 1940. The Trust is not a commodity pool for purposes of the Commodity Exchange Act.

•	Investing in digital assets involves significant risks due to their extreme price volatility and the potential for loss, theft, or compromise of private keys. The value of the iShares Bitcoin Trust ETF shares is closely tied to acceptance, industry developments, and governance changes, making them susceptible to market sentiment. Digital assets represent a new and rapidly evolving industry, and the value of the iShares Bitcoin Trust ETF shares depends on their acceptance. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges. Investing in the iShares Bitcoin Trust ETF comes with risks that could impact the iShares Bitcoin Trust ETF’s share value, including large-scale sales by major investors, security threats like breaches and hacking, negative sentiment among speculators, and competition from central bank digital currencies and financial initiatives using blockchain technology. A disruption of the internet or a digital asset network would affect the ability to transfer digital assets and, consequently, would impact their value. There can be no assurance that security procedures designed to protect the iShares Bitcoin Trust ETF’s assets will actually work as designed or prove to be successful in safeguarding the iShares Bitcoin Trust ETF’s assets against all possible sources of theft, loss or damage.

•	If you have the optional Greater of Death Benefit or optional Highest Anniversary Value Death Benefit, you cannot invest in Segment Types using the iShares Bitcoin Trust ETF.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, you cannot allocate more than 25% of your initial contribution to Segment Types using the iShares Bitcoin Trust ETF. If you try to allocate more, the entire contribution transaction will be considered not in good order.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, you cannot allocate more than 25% of any subsequent contribution to Segment Types using the iShares Bitcoin Trust ETF. If you try to allocate more, the entire contribution transaction will be considered not in good order.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, you cannot transfer into Segment Types using the iShares Bitcoin Trust ETF if, using the account value (which includes the Segment Interim Value of any active Segments) from the previous day, the transfer will result in more than 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. If the transfer would exceed the 25% threshold, the entire transfer will be cancelled.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, and your Segment maturity instructions are “allocations on file”, you are limited to investing the portion of your Segment Maturity Value in Segment Types using the iShares Bitcoin Trust ETF that would not cause your account value (which includes the Segment Interim Value of any active Segments) as of the close on the Segment Maturity Date, to exceed 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. Any excess Segment Maturity Value that would have otherwise been invested in a new Segment Type using the iShares Bitcoin Trust ETF will be transferred to the GIO.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, and your Segment maturity instructions are “rollover into the same Segment Type”, then the entire amount of your Segment Maturity Value in Segment Types using the iShares Bitcoin Trust ETF will rollover into the same Segment Types using the iShares Bitcoin Trust ETF, although we reserve the right to restrict it in the future.

•	You cannot start a Dollar Cap Averaging program if you have any account value allocated to or invested in Segment Types using the iShares Bitcoin Trust ETF. If you transfer account value to a Segment Type using the iShares Bitcoin Trust ETF after a Dollar Cap Averaging Program has started, the Dollar Cap Averaging Program will not make future transfers to that Segment. If you select a Dollar Cap Averaging Program, you cannot invest in Segment Types using the iShares Bitcoin Trust ETF until the Dollar Cap Averaging Program ends.

The bar chart shown below provides the iShares Bitcoin Trust ETF (“Index”) annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap Rate and a hypothetical -10% Segment Buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

(6) Maturity Gains Transfer Program

Under the Maturity Gains Transfer Program, you can elect to transfer Segment maturity gains (e.g., amounts in excess of your Segment Invest me
nt) from maturing Segments to the GIO and transfer the remaining principal according to your Segment maturity instructions at the close of business on the Segment Maturity Date. If there are no Segment maturity gains in a Segment, a transfer to the GIO will not occur for that Segment, and the entire Segment Maturity Value will be allocated according to your Segment maturity instructions. There is no charge for the Maturity Gains Transfer Program and you can cancel it at any time.

For example, assume $100,000 is invested in a 3 month S&P 500 Standard Segment with a 3.2% Performance Cap Rate and
-5%
Segment Buffer and the Segment maturity instructions specify rollover into the same Segment Type and the Maturity Gains Transfer Program is activated.

•	If the Segment Rate of Return is 5% on the Segment Maturity Date, the $3,200 Segment maturity gain (less the Contract Fee) will transfer into the GIO and the remaining $100,000 of principal will go into a new 3 month S&P 500 Standard Segment.

•	If the Segment Rate of Return is
-2%
on the Segment Maturity Date, there is no Segment maturity gain so nothing will transfer into the GIO and the remaining $100,000 of principal (less the Contract Fee) will go into a new 3 month S&P 500 Standard Segment.

•	If the Segment Rate of Return is
-6%
on the Segment Maturity Date, there is no Segment maturity gain so nothing will transfer into the GIO and the $99,000 of principal (less the Contract Fee) will go into a new 3 month S&P 500 Standard Segment.

Please note the following under the Maturity Gains Transfer Program:

•
By periodically transferring gains into the GIO rather than reinvesting them in the Segments, you will miss out on compounding market returns (which may be positive) and that, over time, this could result in a significantly lower account value.
You should speak to your financial professional to determine whether forgoing the potential for exponential market growth in your account value is appropriate for you.

•	Once activated, the Maturity Gains Transfer Program will apply to all Segments. You can cancel the Program at any time.

•	If your Segment maturity instructions specify a full withdrawal, that Segment will not participate in the Maturity Gains Transfer Program.

•	Maturity Gains Transfers do not count toward the transfers under the contract that may be subject to a transfer charge.

Maturity Gains Transfers are subject to the limitations specified in “Transferring your account value” in the Prospectus.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment Options available under the contract

Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scspremier. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer, Performance Cap Rate, Participation Rate, and Step Rate. Depending on the benefits you choose, you may not be able to invest in certain Investment Options, as noted below.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

					Minimum Limit on Index Gains for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate

S&P 500 Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

iShares Bitcoin Trust ETF	Exchange-Traded Product	1 year	Standard	-10%; -15%; -20%; -40%	2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Step Up	-10%; - 20%; -40% -10%; -15%; -20%; -40%	12% 2%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

10

					Minimum Limit on Index Gains for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

S&P 500 Price Return Index*	Market Index	1 year	Enhanced Upside	-10%	2%	125%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

S&P 500 Price Return Index*	Market Index	6 year	Best Entry	-10%	12%	100%	NA

S&P 500 Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

Optimal Mix U.S. (S&P 500 Price Return Index*, Russell 2000 ® Price Return Index*, and NASDAQ-100 Price Return Index*)†	Market Indices	6 year 1 year	Optimal Mix U.S.	-10%	12% 2%	100%	NA

Optimal Mix Global (S&P 500 Price Return Index*, Russell 2000 ® Price Return Index*, NASDAQ-100 Price Return Index*, and MSCI EAFE Price Return Index*)†	Market Indices	6 year 1 year	Optimal Mix Global	-10%	12% 2%	100%	NA
*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

†
Optimal Mix Segments are comprised of a combination of three or four component Indices, as applicable. Optimal Mix U.S. Segments use the S&P 500 Price Return Index, Russell 2000
®
Price Return Index, and
NASDAQ-100
Price Return Index weighted 50%, 30%, and 20% based on highest to lowest index return for the Segment Duration. Optimal Mix Global Segments use the S&P 500 Price Return Index, Russell 2000
®
Price Return Index,
NASDAQ-100
Price Return Index, and MSCI EAFE Price Return Index weighted 40%, 30%, 20%, and 10% based on highest to lowest index return for the Segment Duration.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of Segments of the SIO currently available under the contract.
Index-Linked Options Available [Table Text Block]
Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scspremier. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer, Performance Cap Rate, Participation Rate, and Step Rate. Depending on the benefits you choose, you may not be able to invest in certain Investment Options, as noted below.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

					Minimum Limit on Index Gains for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate

S&P 500 Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

iShares Bitcoin Trust ETF	Exchange-Traded Product	1 year	Standard	-10%; -15%; -20%; -40%	2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Step Up	-10%; - 20%; -40% -10%; -15%; -20%; -40%	12% 2%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

10

					Minimum Limit on Index Gains for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

S&P 500 Price Return Index*	Market Index	1 year	Enhanced Upside	-10%	2%	125%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

S&P 500 Price Return Index*	Market Index	6 year	Best Entry	-10%	12%	100%	NA

S&P 500 Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

Optimal Mix U.S. (S&P 500 Price Return Index*, Russell 2000 ® Price Return Index*, and NASDAQ-100 Price Return Index*)†	Market Indices	6 year 1 year	Optimal Mix U.S.	-10%	12% 2%	100%	NA

Optimal Mix Global (S&P 500 Price Return Index*, Russell 2000 ® Price Return Index*, NASDAQ-100 Price Return Index*, and MSCI EAFE Price Return Index*)†	Market Indices	6 year 1 year	Optimal Mix Global	-10%	12% 2%	100%	NA
*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

†
Optimal Mix Segments are comprised of a combination of three or four component Indices, as applicable. Optimal Mix U.S. Segments use the S&P 500 Price Return Index, Russell 2000
®
Price Return Index, and
NASDAQ-100
Price Return Index weighted 50%, 30%, and 20% based on highest to lowest index return for the Segment Duration. Optimal Mix Global Segments use the S&P 500 Price Return Index, Russell 2000
®
Price Return Index,
NASDAQ-100
Price Return Index, and MSCI EAFE Price Return Index weighted 40%, 30%, 20%, and 10% based on highest to lowest index return for the Segment Duration.

11
We may change the Indices and/or Segment Options, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for 6 year Segments is 12% (2% for 1 year Segments and 0.5% for 3 month Segments). Our minimum Participation Rate is
100%. Our minimum Step Rate is 1%. We will not open a Segment with a Performance Cap Rate, Participation Rate, and Step Rate (if applicable) below the applicable minimum rate.

Index-Linked Option Available, Index Loss Limit Type	Segment Buffer
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Fixed Options currently available under the Contract.
Fixed Options Available [Table Text Block]

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “Guaranteed interest option” in “Purchasing your contract” for information about the GIO, “Dollar Cap Averaging Programs” in “Benefits available under the contract” for information about the Dollar Cap Averaging Accounts, and “SIO” in “Purchasing your contract” for information about the Segment Type Holding Accounts”.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Option	NA	0.15%
General Dollar Cap Averaging Account	3 or 6 months	0.15%
Special Dollar Cap Averaging Account	3 or 6 months	0.15%
Segment Type Holding Account	NA	0.15%

Guaranteed Interest Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed Interest Option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.15%
General Dollar Cap Averaging Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	General Dollar Cap Averaging Account
Fixed Option Available, Term	6 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.15%
Special Dollar Cap Averaging Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Special Dollar Cap Averaging Account
Fixed Option Available, Term	6 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.15%
Segment Type Holding Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Segment Type Holding Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.15%
Participation Rate Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Performance Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type	Performance Cap Rate
Step Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type	Step Rate
S And P 500 Price Return Index [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
S And P 500 Price Return Index [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Standard
S And P 500 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
S And P 500 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
S And P 500 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
S And P 500 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Hundred Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(100.00%)
S And P 500 Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Standard
S And P 500 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
S And P 500 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
S And P 500 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
S And P 500 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Hundred Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(100.00%)
S And P 500 Price Return Index [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Standard
S And P 500 Price Return Index [Member] | Standard 3 Month [Member] | Buffer Five Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(5.00%)
S And P 500 Price Return Index [Member] | Standard 3 Month [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Standard 3 Month [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
S And P 500 Price Return Index [Member] | Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Step Up
S And P 500 Price Return Index [Member] | Step Up 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Step Up 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
S And P 500 Price Return Index [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Step Up
S And P 500 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
S And P 500 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
S And P 500 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
S And P 500 Price Return Index [Member] | Enhanced Upside 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Enhanced Upside
S And P 500 Price Return Index [Member] | Enhanced Upside 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Direction
S And P 500 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
S And P 500 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
S And P 500 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
S And P 500 Price Return Index [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Direction
S And P 500 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
S And P 500 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
S And P 500 Price Return Index [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Step Up
S And P 500 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
S And P 500 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
S And P 500 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
S And P 500 Price Return Index [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Step Up
S And P 500 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
S And P 500 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
S And P 500 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
S And P 500 Price Return Index [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Step Tier
S And P 500 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
S And P 500 Price Return Index [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Step Tier
S And P 500 Price Return Index [Member] | Dual Step Tier 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Best Entry 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Best Entry
S And P 500 Price Return Index [Member] | Best Entry 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Direction Downside Advantage
S And P 500 Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
S And P 500 Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Enhanced Upside 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	125.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Best Entry 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Enhanced Upside 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Best Entry 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
S And P 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
S And P 500 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
S And P 500 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Standard
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Hundred Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(100.00%)
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Standard
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Hundred Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(100.00%)
Russell 2000 Price Return Index [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Standard
Russell 2000 Price Return Index [Member] | Standard 3 Month [Member] | Buffer Five Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(5.00%)
Russell 2000 Price Return Index [Member] | Standard 3 Month [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Standard 3 Month [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Step Up
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Direction
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
Russell 2000 Price Return Index [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Direction
Russell 2000 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
Russell 2000 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Step Up
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
Russell 2000 Price Return Index [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Step Up
Russell 2000 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
Russell 2000 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Russell 2000 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
Russell 2000 Price Return Index [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Step Tier
Russell 2000 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Russell 2000 Price Return Index [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Step Tier
Russell 2000 Price Return Index [Member] | Dual Step Tier 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000® Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Direction Downside Advantage
Russell 2000 Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Russell 2000 Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Russell 2000 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Russell 2000 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Standard
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member] | Buffer Hundred Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(100.00%)
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Standard
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member] | Buffer Hundred Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(100.00%)
MSCI EAFE Price Return Index [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Standard
MSCI EAFE Price Return Index [Member] | Standard 3 Month [Member] | Buffer Five Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(5.00%)
MSCI EAFE Price Return Index [Member] | Standard 3 Month [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Standard 3 Month [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Methodology	Step Up
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Direction
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
MSCI EAFE Price Return Index [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Direction
MSCI EAFE Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
MSCI EAFE Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Step Up
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Step Up
MSCI EAFE Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Step Tier
MSCI EAFE Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
MSCI EAFE Price Return Index [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Step Tier
MSCI EAFE Price Return Index [Member] | Dual Step Tier 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Direction Downside Advantage
MSCI EAFE Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
MSCI EAFE Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
MSCI EAFE Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
MSCI EAFE Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Standard
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Hundred Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(100.00%)
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Standard
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Hundred Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(100.00%)
NASDAQ100 Price Return Index [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Standard
NASDAQ100 Price Return Index [Member] | Standard 3 Month [Member] | Buffer Five Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(5.00%)
NASDAQ100 Price Return Index [Member] | Standard 3 Month [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Standard 3 Month [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Step Up
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Direction
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
NASDAQ100 Price Return Index [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Direction
NASDAQ100 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
NASDAQ100 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Step Up
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Step Up
NASDAQ100 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Dual Step Tier
NASDAQ100 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
NASDAQ100 Price Return Index [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Step Tier
NASDAQ100 Price Return Index [Member] | Dual Step Tier 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	NASDAQ-100 Price Return Index	[1]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Dual Direction Downside Advantage
NASDAQ100 Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
NASDAQ100 Price Return Index [Member] | Dual Direction Downside Advantage 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 3 Month [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.50%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction Downside Advantage 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
NASDAQ100 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
NASDAQ100 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
iShares Bitcoin Trust ETF [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
iShares Bitcoin Trust ETF [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	iShares Bitcoin Trust ETF
Index-Linked Option Available, Type of Index	Exchange-Traded Product
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Standard
iShares Bitcoin Trust ETF [Member] | Standard 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
iShares Bitcoin Trust ETF [Member] | Standard 1 Year [Member] | Buffer Fifteen Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(15.00%)
iShares Bitcoin Trust ETF [Member] | Standard 1 Year [Member] | Buffer Twenty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
iShares Bitcoin Trust ETF [Member] | Standard 1 Year [Member] | Buffer Forty Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
iShares Bitcoin Trust ETF [Member] | Participation Rate Return Limit [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
iShares Bitcoin Trust ETF [Member] | Performance Cap Rate [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Optimal Mix U.S [Member] | Optimal Mix U.S. 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Optimal Mix U.S	[1],[2]
Index-Linked Option Available, Type of Index	Market Indices
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Optimal Mix U.S.
Optimal Mix U.S [Member] | Optimal Mix U.S. 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Optimal Mix U.S [Member] | Optimal Mix U.S. 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Optimal Mix U.S	[1],[2]
Index-Linked Option Available, Type of Index	Market Indices
Index-Linked Option Available, Crediting Period	1 year
Optimal Mix U.S [Member] | Optimal Mix U.S. 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Optimal Mix U.S [Member] | Optimal Mix Global 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Crediting Methodology	Optimal Mix U.S.
Optimal Mix U.S [Member] | Participation Rate Return Limit [Member] | Optimal Mix U.S. 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Optimal Mix U.S [Member] | Participation Rate Return Limit [Member] | Optimal Mix U.S. 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Optimal Mix U.S [Member] | Performance Cap Rate [Member] | Optimal Mix U.S. 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Optimal Mix U.S [Member] | Performance Cap Rate [Member] | Optimal Mix U.S. 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Optimal Mix Global [Member] | Optimal Mix Global 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Optimal Mix Global	[1],[2]
Index-Linked Option Available, Type of Index	Market Indices
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Optimal Mix Global
Optimal Mix Global [Member] | Optimal Mix Global 1 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Optimal Mix Global [Member] | Optimal Mix Global 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Optimal Mix Global	[1],[2]
Index-Linked Option Available, Type of Index	Market Indices
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Optimal Mix Global
Optimal Mix Global [Member] | Optimal Mix Global 6 Year [Member] | Buffer Ten Percertange [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Optimal Mix Global [Member] | Participation Rate Return Limit [Member] | Optimal Mix Global 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Optimal Mix Global [Member] | Participation Rate Return Limit [Member] | Optimal Mix Global 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Optimal Mix Global [Member] | Performance Cap Rate [Member] | Optimal Mix Global 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Optimal Mix Global [Member] | Performance Cap Rate [Member] | Optimal Mix Global 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%

[1]	The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
[2]	Optimal Mix Segments are comprised of a combination of three or four component Indices, as applicable. Optimal Mix U.S. Segments use the S&P 500 Price Return Index, Russell 2000® Price Return Index, and NASDAQ-100 Price Return Index weighted 50%, 30%, and 20% based on highest to lowest index return for the Segment Duration. Optimal Mix Global Segments use the S&P 500 Price Return Index, Russell 2000® Price Return Index, NASDAQ-100 Price Return Index, and MSCI EAFE Price Return Index weighted 40%, 30%, 20%, and 10% based on highest to lowest index return for the Segment Duration.